Consolidated statement of other comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Comprehensive income
Net income (loss) for the year	R$ (526,396)	R$ (1,377,348)	R$ 837,446
Changes in the fair value of accounts receivable from card issuers at fair value through other comprehensive income	(167,100)	(200,084)	28,726
Exchange differences on translation of foreign operations	(30,544)	4,651	(410)
Changes in the fair value of cash flow hedge - bonds hedge	(207,222)	(54,144)	0
Unrealized loss on cash flow hedge - highly probable future imports	0	1,512	(1,512)
Net monetary position in hyperinflationary economies	5,384	2,481	0
Change in fair value in OCI	(6,971)	216,466	40,336
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	5,383	0	0
Other comprehensive income (loss) for the year	(401,071)	(29,118)	67,140
Total comprehensive income (loss) for the year, net of tax	(927,467)	(1,406,466)	904,586
Owners of the parent	(916,327)	(1,389,603)	921,404
Non-controlling interests	R$ (11,140)	R$ (16,863)	R$ (16,818)